11. INVESTMENTS IN SUBSIDIARIES ACCOUNTED FOR USING EQUITY METHOD (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Assets, current	$ 531,907,388	$ 520,469,187
Assets, non-current	524,919,199	495,369,399	$ 472,629,607
Assets	1,056,826,587	1,015,838,586	982,687,472
Liabilities, current	320,692,140	294,869,962
Liabilities, non-current	184,901,211	203,262,004
Liabilities	505,593,351	498,131,966	528,351,924
Revenue	94,809,120	106,703,465	118,460,681
Profit (loss)	5,844,668	8,422,914	$ 11,001,526
Comercial Peumo Ltda.
Disclosure of subsidiaries [line items]
Assets, current	41,038,770	80,584,877
Assets, non-current	2,505,258	2,519,759
Assets	43,544,028	83,104,636
Liabilities, current	40,618,781	78,489,451
Liabilities, non-current	2,925,247	4,615,185
Liabilities	43,544,028	83,104,636
Revenue	123,199,171	123,072,665
Profit (loss)	2,565,909	823,821
Vina Cono Sur S.A.
Disclosure of subsidiaries [line items]
Assets, current	43,747,918	45,508,071
Assets, non-current	52,146,131	48,230,037
Assets	95,894,049	93,738,108
Liabilities, current	44,735,623	40,402,237
Liabilities, non-current	51,158,426	53,335,871
Liabilities	95,894,049	93,738,108
Revenue	81,306,315	74,190,492
Profit (loss)	7,261,975	5,571,582
Vina Cono Sur Organico SpA
Disclosure of subsidiaries [line items]
Assets, current	2,623,552	2,638,897
Assets, non-current	154,030	138,325
Assets	2,777,582	2,777,222
Liabilities, current	2,624,940	2,622,563
Liabilities, non-current	152,642	154,659
Liabilities	2,777,582	2,777,222
Revenue	964,993	1,032,863
Profit (loss)	(9,590)	(8,022)
Transportes Viconto Ltd
Disclosure of subsidiaries [line items]
Assets, current	449,638	1,552,574
Assets, non-current	453,755	567,651
Assets	903,393	2,120,225
Liabilities, current	151,105	1,225,438
Liabilities, non-current	752,288	894,787
Liabilities	903,393	2,120,225
Revenue	1,079,015	1,046,092
Profit (loss)	92,922	116,043
Sociedad Exportadora y Comercial Viña Maipo SpA
Disclosure of subsidiaries [line items]
Assets, current	9,727,689	10,369,445
Assets, non-current	21,863,153	23,292,062
Assets	31,590,842	33,661,507
Liabilities, current	4,780,306	5,628,408
Liabilities, non-current	26,810,536	28,033,099
Liabilities	31,590,842	33,661,507
Revenue	25,588,327	26,833,907
Profit (loss)	6,356,238	3,763,747
Sociedad Exportadora y Comercial Viña Canepa SpA
Disclosure of subsidiaries [line items]
Assets, current	1,660,330	1,759,254
Assets, non-current	143,320	151,385
Assets	1,803,650	1,910,639
Liabilities, current	1,343,272	1,388,811
Liabilities, non-current	460,378	521,828
Liabilities	1,803,650	1,910,639
Revenue	2,976,529	2,128,883
Profit (loss)	188,558	11,023
Bodegas y Vinedos Quinta de Maipo SpA
Disclosure of subsidiaries [line items]
Assets, current	3,695,823	4,051,458
Assets, non-current	26,832,844	28,048,714
Assets	30,528,667	32,100,172
Liabilities, current	2,533,332	2,815,860
Liabilities, non-current	27,995,335	29,284,312
Liabilities	30,528,667	32,100,172
Revenue	4,750,869	4,704,944
Profit (loss)	6,738,337	3,686,199
Inversiones Concha y Toro
Disclosure of subsidiaries [line items]
Assets, current	12,104,814	12,148,067
Assets, non-current	103,119,421	111,063,596
Assets	115,224,235	123,211,663
Liabilities, current	59,041,111	63,260,236
Liabilities, non-current	56,183,124	59,951,427
Liabilities	115,224,235	123,211,663
Revenue	0	0
Profit (loss)	11,924,421	7,805,555
Inversiones VCT Internacional
Disclosure of subsidiaries [line items]
Assets, current	48,134,998	51,577,868
Assets, non-current	17,556,544	18,890,630
Assets	65,691,542	70,468,498
Liabilities, current	12,371,360	14,264,308
Liabilities, non-current	53,320,182	56,204,190
Liabilities	65,691,542	70,468,498
Revenue	0	0
Profit (loss)	(2,134,502)	952,833
Vina Maycas del Limarí Ltda.
Disclosure of subsidiaries [line items]
Assets, current	2,674,999	1,788,900
Assets, non-current	4,062	2,207
Assets	2,679,061	1,791,107
Liabilities, current	1,775,187	948,148
Liabilities, non-current	903,874	842,959
Liabilities	2,679,061	1,791,107
Revenue	2,149,651	1,121,226
Profit (loss)	60,912	(276,962)
Viñedos Los Robles SpA
Disclosure of subsidiaries [line items]
Assets, current	449,335	472,663
Assets, non-current	0	559
Assets	449,335	473,222
Liabilities, current	109,416	97,495
Liabilities, non-current	339,919	375,727
Liabilities	449,335	473,222
Revenue	0	92,378
Profit (loss)	(35,792)	(650,912)
Inmobiliaria El Llano SpA
Disclosure of subsidiaries [line items]
Assets, current	1,000
Assets, non-current	0
Assets	1,000
Liabilities, current	0
Liabilities, non-current	1,000
Liabilities	1,000
Revenue	0
Profit (loss)	0
Southern Brewing Company S.A
Disclosure of subsidiaries [line items]
Assets, current	1,999,102
Assets, non-current	9,722,374
Assets	11,721,476
Liabilities, current	3,809,732
Liabilities, non-current	7,911,744
Liabilities	11,721,476
Revenue	4,403,610
Profit (loss)	552,048
Gan Lu Wine Trading (Shanghai)
Disclosure of subsidiaries [line items]
Assets, current	803,947	557,771
Assets, non-current	8,949	28,153
Assets	812,896	585,924
Liabilities, current	446,198	361,352
Liabilities, non-current	366,698	224,572
Liabilities	812,896	585,924
Revenue	2,188,484	1,690,690
Profit (loss)	142,562	21,437
VCT Group Of Wineries Asia Pte
Disclosure of subsidiaries [line items]
Assets, current	2,244,091	3,314,917
Assets, non-current	480,772	170,720
Assets	2,724,863	3,485,637
Liabilities, current	1,132,403	1,041,009
Liabilities, non-current	1,592,460	2,444,628
Liabilities	2,724,863	3,485,637
Revenue	4,347,510	5,888,277
Profit (loss)	450,627	693,060
Trivento Bodegas y Vinedos S.A
Disclosure of subsidiaries [line items]
Assets, current	34,778,664	30,571,046
Assets, non-current	25,377,299	27,246,576
Assets	60,155,963	57,817,622
Liabilities, current	26,532,416	21,159,622
Liabilities, non-current	33,623,547	36,658,000
Liabilities	60,155,963	57,817,622
Revenue	36,142,975	39,600,524
Profit (loss)	312,729	(765,180)
VCT Brasil Import. y Export
Disclosure of subsidiaries [line items]
Assets, current	19,227,497	26,024,667
Assets, non-current	1,893,382	5,729,057
Assets	21,120,879	31,753,724
Liabilities, current	14,034,012	23,367,416
Liabilities, non-current	7,086,867	8,386,308
Liabilities	21,120,879	31,753,724
Revenue	31,809,644	35,394,857
Profit (loss)	(535,562)	(5,239)
VCT Wine Retail Participacoes Ltda.
Disclosure of subsidiaries [line items]
Assets, current	12,676	9,741
Assets, non-current	403,658	447,427
Assets	416,334	457,168
Liabilities, current	277	314
Liabilities, non-current	416,057	456,854
Liabilities	416,334	457,168
Revenue	0	0
Profit (loss)	(20,152)	(23,634)
Concha y Toro Norway
Disclosure of subsidiaries [line items]
Assets, current	3,100,331	2,839,098
Assets, non-current	401,427	247,595
Assets	3,501,758	3,086,693
Liabilities, current	2,534,253	2,238,696
Liabilities, non-current	967,505	847,997
Liabilities	3,501,758	3,086,693
Revenue	3,473,455	3,495,517
Profit (loss)	290,767	339,281
VCT Norway AS
Disclosure of subsidiaries [line items]
Assets, current	1,923,318	1,810,696
Assets, non-current	0	0
Assets	1,923,318	1,810,696
Liabilities, current	1,521,891	1,563,101
Liabilities, non-current	401,427	247,595
Liabilities	1,923,318	1,810,696
Revenue	2,781,103	2,438,531
Profit (loss)	169,588	67,744
Concha y Toro Sweden
Disclosure of subsidiaries [line items]
Assets, current	6,895,468	6,700,328
Assets, non-current	1,237,224	939,653
Assets	8,132,692	7,639,981
Liabilities, current	5,290,859	5,053,919
Liabilities, non-current	2,841,833	2,586,062
Liabilities	8,132,692	7,639,981
Revenue	16,298,395	16,695,363
Profit (loss)	657,821	754,523
Concha y Toro Finland
Disclosure of subsidiaries [line items]
Assets, current	3,955,855	3,576,444
Assets, non-current	0	0
Assets	3,955,855	3,576,444
Liabilities, current	2,718,631	2,636,791
Liabilities, non-current	1,237,224	939,653
Liabilities	3,955,855	3,576,444
Revenue	7,295,796	7,313,223
Profit (loss)	470,425	357,674
Concha y Toro UK
Disclosure of subsidiaries [line items]
Assets, current	41,965,547	45,513,444
Assets, non-current	211,329	105,754
Assets	42,176,876	45,619,198
Liabilities, current	33,975,384	34,223,982
Liabilities, non-current	8,201,492	11,395,216
Liabilities	42,176,876	45,619,198
Revenue	112,401,383	117,343,647
Profit (loss)	1,551,564	2,135,656
VCT USA, Inc.
Disclosure of subsidiaries [line items]
Assets, current	311,489	50,587
Assets, non-current	134,974,550	151,215,790
Assets	135,286,039	151,266,377
Liabilities, current	49,589,745	41,761,027
Liabilities, non-current	85,696,294	109,505,350
Liabilities	135,286,039	151,266,377
Revenue	0	0
Profit (loss)	4,399,001	463,066
Fetzer Vineyards
Disclosure of subsidiaries [line items]
Assets, current	70,912,581	81,188,471
Assets, non-current	88,197,086	92,935,393
Assets	159,109,667	174,123,864
Liabilities, current	19,118,840	18,159,017
Liabilities, non-current	139,990,827	155,964,847
Liabilities	159,109,667	174,123,864
Revenue	75,389,714	75,187,307
Profit (loss)	5,616,118	656,867
VCT Mexico
Disclosure of subsidiaries [line items]
Assets, current	254,460	354,119
Assets, non-current	1,507,899	1,561,062
Assets	1,762,359	1,915,181
Liabilities, current	55,660	19,637
Liabilities, non-current	1,706,699	1,895,544
Liabilities	1,762,359	1,915,181
Revenue	0	0
Profit (loss)	141,810	409,739
VCT & DG Mexico, S.A. de C.V.
Disclosure of subsidiaries [line items]
Assets, current	14,380,124	13,182,855
Assets, non-current	492,775	466,494
Assets	14,872,899	13,649,349
Liabilities, current	11,916,235	10,593,955
Liabilities, non-current	2,956,664	3,055,394
Liabilities	14,872,899	13,649,349
Revenue	18,021,338	17,992,478
Profit (loss)	797,095	1,221,416
Concha y Toro Canada
Disclosure of subsidiaries [line items]
Assets, current	859,387	701,954
Assets, non-current	600,207	504,049
Assets	1,459,594	1,206,003
Liabilities, current	832,636	698,739
Liabilities, non-current	626,958	507,264
Liabilities	1,459,594	1,206,003
Revenue	0	0
Profit (loss)	129,780	(31,107)
Concha y Toro Africa & Middle East
Disclosure of subsidiaries [line items]
Assets, current	227,211	177,259
Assets, non-current	5,566	4,194
Assets	232,777	181,453
Liabilities, current	73,858	48,698
Liabilities, non-current	158,919	132,755
Liabilities	232,777	181,453
Revenue	328,027	371,184
Profit (loss)	22,974	22,108
Cono Sur France S.A.R.L.
Disclosure of subsidiaries [line items]
Assets, current	12,676	222,838
Assets, non-current	403,658	21,713
Assets	416,334	244,551
Liabilities, current	277	161,320
Liabilities, non-current	416,057	83,231
Liabilities	416,334	244,551
Revenue	839,086	734,541
Profit (loss)	$ 72,935	$ 11,203